AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

November 30, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 55.6%
Long-Term Municipal Bonds – 55.6%
Alabama – 0.7%
Black Belt Energy Gas District (Morgan Stanley) Series 2019A 4.00%, 12/01/2049	$265	$305,715
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	250	280,865

		586,580

Arizona – 2.1%
Arizona Department of Transportation State Highway Fund Revenue Series 2011A 5.00%, 07/01/2025 (Pre-refunded/ETM)	1,185	1,218,334
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	142	150,535
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	100	100,930
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	235	246,663
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	110	114,051

		1,830,513

California – 0.8%
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	250	271,472
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	200	206,392
Los Angeles Department of Water & Power (Los Angeles Department of Water & Power Power System Revenue) Series 2020A 5.00%, 07/01/2029	180	245,101

		722,965

	Principal Amount (000)	U.S. $ Value

Colorado – 1.0%
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2028	$545	$699,791
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) 0.13%, 01/01/2039	145	145,000

		844,791

Connecticut – 1.4%
State of Connecticut Special Tax Revenue Series 2012 5.00%, 01/01/2027	1,135	1,238,796

Florida – 6.7%
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	270	271,269
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020A 5.00%, 10/01/2034	500	564,125
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	240	242,134
County of Broward FL Airport System Revenue Series 2019A 5.00%, 10/01/2036	500	629,505
County of Miami-Dade FL (County of Miami-Dade FL Spl Tax) Series 2012A 5.00%, 10/01/2025	560	605,360
County of Miami-Dade FL Aviation Revenue Series 2014B 5.00%, 10/01/2025	665	773,176
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2049	315	342,622
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 0.09%, 11/01/2038	1,300	1,300,000
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	425	494,606
Overoaks Community Development District
Series 2010A-1 6.125%, 05/01/2035	15	15,002
Series 2010A-2 6.125%, 05/01/2035	35	35,006

	Principal Amount (000)	U.S. $ Value
Tampa Bay Water Series 2011A 5.00%, 10/01/2023	$650	$676,045

		5,948,850

Georgia – 1.9%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2030	200	237,670
City of Atlanta GA Department of Aviation Series 2014A 5.00%, 01/01/2028	625	706,244
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018C 4.00%, 08/01/2048	450	494,271
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 04/01/2044	210	228,732

		1,666,917

Guam – 0.4%
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	300	309,438

Illinois – 7.0%
Chicago Board of Education Series 2012A 5.00%, 12/01/2042	950	958,978
Series 2016A 7.00%, 12/01/2044	100	118,519
Series 2017B 6.75%, 12/01/2030(a)	135	170,489
7.00%, 12/01/2042(a)	100	125,368
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033	105	124,513
City of Chicago IL Series 2014A 5.00%, 01/01/2035	100	104,034
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2041	415	499,809
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 02/15/2047	210	200,829
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.44%, 05/15/2055	498	423,300

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 08/01/2049	$425	$466,544
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2050	675	240,378
Series 2017A 5.00%, 06/15/2057	115	125,680
Series 2017B Zero Coupon, 12/15/2054	150	34,739
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2023	365	405,208
State of Illinois Series 2013 5.00%, 07/01/2022	315	329,559
Series 2016 5.00%, 02/01/2023-02/01/2028	1,170	1,268,022
Series 2017A 5.00%, 12/01/2025	135	148,223
Series 2017D 5.00%, 11/01/2024-11/01/2028	480	520,196

		6,264,388

Indiana – 0.2%
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	185	177,983

Iowa – 1.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	110	119,559
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2020A 5.00%, 08/01/2026	385	486,378
Xenia Rural Water District Series 2016 5.00%, 12/01/2031	340	403,414

		1,009,351

Kansas – 0.3%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	280	282,489

Kentucky – 1.2%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2037	410	488,884

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 06/01/2037	$315	$350,592
Kentucky Public Energy Authority (Morgan Stanley) Series 2019C 4.00%, 02/01/2050	220	260,920

		1,100,396

Louisiana – 0.5%
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2048	400	463,816

Maryland – 1.8%
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	100	105,856
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 09/01/2045(a)	215	225,451
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) 0.09%, 07/01/2041	1,300	1,300,000

		1,631,307

Massachusetts – 1.8%
Commonwealth of Massachusetts Series 2019C 5.00%, 05/01/2022	355	379,204
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2047	320	284,381
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	635	668,363
Massachusetts Development Finance Agency (Zero Waste Solutions LLC)
Series 2017 8.00%, 12/01/2022(b)	235	202,471
Series 2017A 7.75%, 12/01/2044(b)	100	86,483

		1,620,902

Michigan – 1.7%
City of Detroit MI 5.00%, 04/01/2036-04/01/2037	65	71,232

	Principal Amount (000)	U.S. $ Value
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2047	$325	$328,962
Michigan Finance Authority (Great Lakes Water Authority Water Supply System) AGM Series 2014D2 5.00%, 07/01/2028	500	576,125
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020B zero coupon, 06/01/2065	235	28,153
Michigan State Hospital Finance Authority (Trinity Health Corp.) Series 2017C 5.00%, 12/01/2023	445	505,146

		1,509,618

Minnesota – 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL 0.135%, 08/01/2028(c)	175	169,969

Missouri – 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	470	512,117
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2046	245	250,961

		763,078

Nevada – 0.1%
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	100	103,046

New Jersey – 4.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2030	685	733,519
Series 2014P 5.00%, 06/15/2029	500	554,510
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2047	415	469,373

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	$415	$451,985
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2038	250	292,688
New Jersey Turnpike Authority Series 2014A 5.00%, 01/01/2029	675	774,407
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 06/01/2046	515	593,022

		3,869,504

New York – 1.6%
County of Nassau NY Series 2017C 5.00%, 10/01/2026	225	275,621
Metropolitan Transportation Authority Series 2019D 5.00%, 09/01/2022	310	323,156
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 07/15/2032	195	247,845
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	550	71,687
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041	460	502,775

		1,421,084

North Carolina – 0.3%
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 09/01/2041	250	254,350

Ohio – 3.4%
Buckeye Tobacco Settlement Financing Authority Series 2020B Zero Coupon, 06/01/2057	395	58,808
5.00%, 06/01/2055	1,040	1,168,700
Butler County Port Authority (StoryPoint Obligated Group) Series 2017A-1 6.375%, 01/15/2043	225	225,000
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017A 5.00%, 08/01/2028	315	404,126

	Principal Amount (000)	U.S. $ Value
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	$560	$640,410
County of Miami OH (Kettering Health Network Obligated Group) 5.00%, 08/01/2033	195	243,635
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	250	251,875
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	45	45,337

		3,037,891

Pennsylvania – 1.6%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	220	231,946
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2023	600	678,726
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2051	215	234,275
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	220	254,403

		1,399,350

Puerto Rico – 3.5%
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	20	14,575
Series 2011A 5.75%, 07/01/2041(d) (e)	40	27,700
Series 2012A 5.50%, 07/01/2039(d) (e)	65	44,038
Series 2014A 8.00%, 07/01/2035(d) (e)	100	65,250
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	90	64,986
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.00%, 07/01/2038	45	45,563
6.125%, 07/01/2024	20	21,575
Series 2012A 5.00%, 07/01/2022-07/01/2033	90	93,250
5.125%, 07/01/2037	25	25,906

	Principal Amount (000)	U.S. $ Value
5.25%, 07/01/2029-07/01/2042	$120	$124,725
5.50%, 07/01/2028	30	31,388
5.75%, 07/01/2037	30	31,425
6.00%, 07/01/2047	30	31,500
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032-07/01/2037(d) (e)	175	130,812
AGM Series 2007V 5.25%, 07/01/2031	245	286,432
Series 2008W 5.00%, 07/01/2028	90	67,275
5.375%, 07/01/2024	45	33,806
5.50%, 07/01/2038(d) (e)	100	75,250
Series 2010A 5.25%, 07/01/2030	55	41,250
Series 2010C 5.00%, 07/01/2024(d) (e)	25	18,688
5.25%, 07/01/2028	65	48,750
Series 2010D 5.00%, 07/01/2021(d) (e)	15	11,213
Series 2010X 5.25%, 07/01/2040(d) (e)	70	52,500
Series 2010Z 5.25%, 07/01/2024	25	18,750
Series 2012A 5.00%, 07/01/2029	40	29,900
Puerto Rico Highway & Transportation Authority NATL Series 2007N 5.25%, 07/01/2032	330	349,635
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	225	232,312
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon%, 07/01/2024-07/01/2046	434	138,294
Series 2019A 4.329%, 07/01/2040	100	106,646
5.00%, 07/01/2058	772	849,563

		3,112,957

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/2042(a)	280	272,558
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	100	44,897

	Principal Amount (000)	U.S. $ Value
Tennessee Housing Development Agency Series 2017 4.00%, 07/01/2048	$225	$243,785

		561,240

Texas – 4.4%
City of Houston TX Series 2017A 5.00%, 03/01/2026	405	500,483
Harris County-Houston Sports Authority AGM Series 2014A 5.00%, 11/15/2025	615	704,470
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	500	578,000
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	35	30,752
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	325	351,367
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	90	97,872
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	180	187,666
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044	300	314,013
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	230	271,609
University of North Texas System Series 2020A 5.00%, 04/15/2025	400	479,664
Uptown Development Authority Series 2017A 5.00%, 09/01/2040	325	368,521

		3,884,417

Utah – 0.3%
Salt Lake City Corp. Airport Revenue Series 2018A 5.00%, 07/01/2048	255	304,954

	Principal Amount (000)	U.S. $ Value

Vermont – 0.4%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 04/01/2036(a)	$100	$112,518
Vermont Economic Development Authority (Wake Robin Corp.) Series 2017A 5.00%, 05/01/2047	235	234,647

		347,165

Virginia – 0.9%
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	220	227,900
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	410	412,071
Virginia College Building Authority (Virginia College Building Authority State Lease) 5.00%, 02/01/2027	155	197,994

		837,965

Washington – 1.3%
Kalispel Tribe of Indians Series 2018B 5.25%, 01/01/2038(a) (f)	155	174,150
King County Public Hospital District No. 1 Series 2018 5.00%, 12/01/2031	265	320,346
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	340	348,340
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2046(a)	315	324,976

		1,167,812

Wisconsin – 1.1%
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	160	171,824
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 01/01/2024	265	293,071
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	410	435,948

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2030(a)	$100	$110,353

		1,011,196

Total Municipal Obligations (cost $47,359,585)		49,455,078

	Shares

COMMON STOCKS – 25.3%
Health Care – 5.3%
Biotechnology – 0.9%
AbbVie, Inc.	3,848	402,424
Amgen, Inc.	1,277	283,545
Gilead Sciences, Inc.	2,733	165,811

		851,780

Health Care Providers & Services – 0.3%
Alfresa Holdings Corp.	409	8,188
Cardinal Health, Inc.	637	34,774
CVS Health Corp.	2,853	193,405
Sonic Healthcare Ltd.	986	23,835

		260,202

Pharmaceuticals – 4.1%
Astellas Pharma, Inc.	4,059	57,814
Bayer AG	2,142	123,409
Bristol-Myers Squibb Co.	4,914	306,634
GlaxoSmithKline PLC	10,939	198,541
Johnson & Johnson	5,740	830,463
Merck & Co., Inc.	5,514	443,270
Novartis AG	4,841	438,282
Orion Oyj - Class B	230	10,818
Pfizer, Inc.	12,115	464,126
Roche Holding AG	1,532	503,181
Sanofi	2,470	248,973

		3,625,511

		4,737,493

Consumer Staples – 5.1%
Beverages – 1.1%
Asahi Group Holdings Ltd.	989	38,003
Coca-Cola Amatil Ltd.	1,104	10,223
Coca-Cola Co. (The)	8,897	459,085
Coca-Cola HBC AG	436	12,454
PepsiCo, Inc.	3,019	435,431
Treasury Wine Estates Ltd.	1,572	9,869

		965,065

Food & Staples Retailing – 0.4%
Etablissements Franz Colruyt NV	120	7,160
ICA Gruppen AB	219	10,603
Kesko Oyj - Class B	595	15,614
Koninklijke Ahold Delhaize NV	2,399	68,591

Company	Shares	U.S. $ Value

Seven & i Holdings Co., Ltd.	1,642	$51,785
Sysco Corp.	1,053	75,068
Tesco PLC	21,353	64,271
Walgreens Boots Alliance, Inc.	1,605	61,006
Wm Morrison Supermarkets PLC	5,250	12,494

		366,592

Food Products – 1.3%
Archer-Daniels-Midland Co.	1,211	60,271
Campbell Soup Co.	395	19,758
Conagra Brands, Inc.	1,065	38,936
Danone SA	1,347	86,862
General Mills, Inc.	1,332	81,012
JM Smucker Co. (The)	249	29,183
Kellogg Co.	560	35,790
Mowi ASA	958	19,390
Nestle SA	6,281	703,563
Orkla ASA	1,637	15,678
Tyson Foods, Inc. - Class A	641	41,793
WH Group Ltd.(a)	20,879	17,010

		1,149,246

Household Products – 1.1%
Kimberly-Clark Corp.	744	103,647
Procter & Gamble Co. (The)	5,428	753,786
Reckitt Benckiser Group PLC	1,550	135,296

		992,729

Personal Products – 0.4%
Pola Orbis Holdings, Inc.	199	3,970
Unilever PLC	6,456	391,696

		395,666

Tobacco – 0.8%
Altria Group, Inc.	4,051	161,351
British American Tobacco PLC	5,002	176,082
Imperial Brands PLC	2,063	37,242
Japan Tobacco, Inc.	2,616	52,953
Philip Morris International, Inc.	3,395	257,171

		684,799

		4,554,097

Industrials – 3.1%
Aerospace & Defense – 0.6%
BAE Systems PLC	7,013	47,358
General Dynamics Corp.	532	79,454
Huntington Ingalls Industries, Inc.	88	14,097
Lockheed Martin Corp.	549	200,385
Raytheon Technologies Corp.	3,330	238,827
Singapore Technologies Engineering Ltd.	3,404	9,721

		589,842

Air Freight & Logistics – 0.4%
Deutsche Post AG	2,156	104,002
United Parcel Service, Inc. - Class B	1,542	263,790

		367,792

Company	Shares	U.S. $ Value

Building Products – 0.1%
AGC, Inc..	421	$13,995
Johnson Controls International PLC	1,622	74,677

		88,672

Commercial Services & Supplies – 0.0%
Toppan Printing Co., Ltd.	571	7,794

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	583	18,419
Bouygues SA	497	19,710
HOCHTIEF AG	54	5,196
Kajima Corp.	979	12,844
Obayashi Corp.	1,415	12,455
Shimizu Corp.	1,203	9,098
Taisei Corp.	416	14,635

		92,357

Electrical Equipment – 0.6%
ABB Ltd.	4,018	106,267
Eaton Corp. PLC	872	105,608
Emerson Electric Co.	1,303	100,096
Mitsubishi Electric Corp.	3,979	58,297
Schneider Electric SE	1,175	163,708

		533,976

Industrial Conglomerates – 0.6%
3M Co.	1,256	216,949
CK Hutchison Holdings Ltd.	5,885	42,687
DCC PLC	214	16,374
Jardine Matheson Holdings Ltd.	476	25,178
Siemens AG	1,668	222,636

		523,824

Machinery – 0.3%
Amada Co. Ltd.	704	6,748
Cummins, Inc.	322	74,437
Kone Oyj - Class B	741	62,123
PACCAR, Inc.	754	65,643
Snap-on, Inc.	113	19,871
Wartsila Oyj Abp	967	9,092

		237,914

Professional Services – 0.2%
Adecco Group AG	337	20,372
RELX PLC (London)	4,211	97,447
SGS SA	14	39,980

		157,799

Road & Rail – 0.1%
Aurizon Holdings Ltd.	4,174	13,003
Kyushu Railway Co.	325	6,842
MTR Corp., Ltd.	3,367	18,227
Nippon Express Co., Ltd.	157	10,463

		48,535

Trading Companies & Distributors – 0.1%
ITOCHU Corp.	2,937	77,505

Company	Shares	U.S. $ Value

Transportation Infrastructure – 0.0%
Sydney Airport	2,883	$14,225

		2,740,235

Financials – 3.0%
Banks – 0.8%
Bank Leumi Le-Israel BM	3,167	17,783
BOC Hong Kong Holdings Ltd.	8,068	26,256
Citizens Financial Group, Inc.	930	30,374
Concordia Financial Group Ltd.	2,241	7,964
DBS Group Holdings Ltd.	3,913	72,999
Fifth Third Bancorp	1,552	39,328
Hang Seng Bank Ltd.	1,667	28,983
Huntington Bancshares, Inc./OH	2,218	26,793
KeyCorp	2,128	32,899
M&T Bank Corp.	280	32,617
Oversea-Chinese Banking Corp., Ltd.	7,209	53,747
PNC Financial Services Group, Inc. (The)	926	127,853
Regions Financial Corp.	2,093	31,960
Truist Financial Corp.	2,938	136,382
United Overseas Bank Ltd.	2,564	42,645

		708,583

Capital Markets – 0.7%
3i Group PLC	2,121	29,985
Ameriprise Financial, Inc.	262	48,533
ASX Ltd.	422	23,866
Bank of New York Mellon Corp. (The)	1,738	67,991
CME Group, Inc. - Class A	782	136,873
Franklin Resources, Inc.	648	14,250
Hargreaves Lansdown PLC	723	13,693
IGM Financial, Inc.	181	4,787
Magellan Financial Group Ltd.	280	12,150
Northern Trust Corp.	431	40,135
Partners Group Holding AG	41	44,205
Schroders PLC	271	11,580
Singapore Exchange Ltd.	1,752	11,552
Standard Life Aberdeen PLC	4,889	17,432
State Street Corp.	768	54,129
T. Rowe Price Group, Inc.	495	70,988

		602,149

Consumer Finance – 0.1%
Discover Financial Services	668	50,882
Synchrony Financial	1,145	34,888

		85,770

Diversified Financial Services – 0.0%
M&G PLC	5,668	14,064

Insurance – 1.4%
Admiral Group PLC	416	15,669
Aflac, Inc.	1,476	64,841
Allianz SE	910	213,290
Assicurazioni Generali SpA	2,405	41,112
Baloise Holding AG	101	17,403
Direct Line Insurance Group PLC	2,975	11,670
Fidelity National Financial, Inc.	604	21,738
Gjensidige Forsikring ASA	436	9,493
Great-West Lifeco, Inc.	605	14,073

Company	Shares	U.S. $ Value

Hannover Rueck SE	132	$22,060
Hartford Financial Services Group, Inc. (The)	780	34,476
iA Financial Corp., Inc.	233	10,203
Lincoln National Corp.	421	19,880
Manulife Financial Corp.	4,228	72,046
Medibank Pvt Ltd.	6,004	12,562
MS&AD Insurance Group Holdings, Inc.	970	28,219
NN Group NV	628	25,380
Power Corp. of Canada	1,219	27,446
Principal Financial Group, Inc.	592	29,476
Progressive Corp. (The)	1,276	111,152
Prudential Financial, Inc.	861	65,109
Reinsurance Group of America, Inc. - Class A	148	17,061
Sompo Holdings, Inc.	732	27,946
Sun Life Financial, Inc.	1,274	56,573
Swiss Life Holding AG	67	29,897
T&D Holdings, Inc.	1,173	13,656
Tokio Marine Holdings, Inc.	1,377	68,186
Travelers Cos., Inc. (The)	552	71,567
Tryg A/S	329	9,545
Zurich Insurance Group AG	328	133,019

		1,294,748

		2,705,314

Information Technology – 2.2%
Communications Equipment – 0.5%
Cisco Systems, Inc.	9,206	396,042
Juniper Networks, Inc.	723	15,740

		411,782

Electronic Equipment, Instruments & Components – 0.1%
Hitachi Ltd.	2,110	80,083
Venture Corp., Ltd.	602	8,402

		88,485

IT Services – 0.4%
Computershare Ltd.	1,061	11,117
International Business Machines Corp.	1,942	239,876
Paychex, Inc.	704	65,577
Western Union Co. (The) - Class W	896	20,214

		336,784

Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp.	9,273	448,350
Maxim Integrated Products, Inc.	581	48,246
Texas Instruments, Inc.	1,997	322,016
Tokyo Electron Ltd.	326	110,792

		929,404

Software – 0.0%
Sage Group PLC (The)	2,378	19,070
Trend Micro, Inc./Japan	291	15,751

		34,821

Technology Hardware, Storage & Peripherals – 0.2%
Brother Industries Ltd.	485	9,264
HP, Inc.	3,117	68,356
NetApp, Inc.	484	25,802
Seagate Technology PLC	505	29,699

		133,121

		1,934,397

Company	Shares	U.S. $ Value

Utilities – 1.9%
Electric Utilities – 1.1%
Alliant Energy Corp.	544	$28,614
American Electric Power Co., Inc.	1,082	91,851
CK Infrastructure Holdings Ltd.	1,444	7,369
CLP Holdings Ltd.	3,580	33,630
Duke Energy Corp.	1,603	148,534
Edison International	824	50,561
EDP - Energias de Portugal SA	6,055	32,366
Endesa SA	692	19,890
Eversource Energy	747	65,370
Fortis, Inc./Canada	1,012	40,746
Fortum Oyj	968	22,172
Hydro One Ltd.(a)	716	16,705
Iberdrola SA	13,153	180,561
Mercury NZ Ltd.	1,485	6,246
OGE Energy Corp.	436	14,122
Pinnacle West Capital Corp.	245	20,053
Power Assets Holdings Ltd.	3,024	15,864
PPL Corp.	1,676	47,632
Red Electrica Corp. SA	943	19,278
Terna Rete Elettrica Nazionale SpA	3,067	23,037
Xcel Energy, Inc.	1,145	77,127

		961,728

Gas Utilities – 0.1%
Enagas SA	542	13,241
Hong Kong & China Gas Co., Ltd.	23,248	35,568
Snam SpA	4,396	24,830

		73,639

Multi-Utilities – 0.7%
Ameren Corp.	538	41,846
CMS Energy Corp.	624	38,401
Consolidated Edison, Inc.	729	55,586
Dominion Energy, Inc.	1,831	143,715
DTE Energy Co.	420	52,840
National Grid PLC	7,675	85,949
Public Service Enterprise Group, Inc.	1,102	64,224
Sempra Energy	631	80,440
WEC Energy Group, Inc.	688	65,326

		628,327

		1,663,694

Communication Services – 1.7%
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	15,534	446,602
BCE, Inc.	335	14,523
Elisa Oyj	310	16,634
HKT Trust & HKT Ltd. - Class SS	8,258	10,793
Nippon Telegraph & Telephone Corp.	2,806	66,363
Proximus SADP	331	6,910
Shaw Communications, Inc. - Class B	1,016	17,665
Spark New Zealand Ltd.	4,005	12,805

Company	Shares	U.S. $ Value

Swisscom AG	57	$30,164
TELUS Corp.	923	17,803
Verizon Communications, Inc.	9,022	545,019
Washington H Soul Pattinson & Co., Ltd.	234	4,995

		1,190,276

Media – 0.1%
Interpublic Group of Cos., Inc. (The)	850	18,938
Omnicom Group, Inc.	468	29,484
ViacomCBS, Inc. - Class B	1,229	43,359

		91,781

Wireless Telecommunication Services – 0.3%
KDDI Corp.	3,516	100,053
Rogers Communications, Inc. - Class B	772	36,416
Softbank Corp.	6,262	77,153

		213,622

		1,495,679

Materials – 1.4%
Chemicals – 0.6%
Air Water, Inc.	400	6,583
Asahi Kasei Corp.	2,735	25,005
BASF SE	2,002	146,363
Dow, Inc.	1,615	85,611
Eastman Chemical Co.	295	28,733
EMS-Chemie Holding AG	18	16,440
Evonik Industries AG	457	13,791
International Flavors & Fragrances, Inc.	186	20,851
JSR Corp.	443	12,266
LyondellBasell Industries NV - Class A	582	49,528
Mitsubishi Chemical Holdings Corp.	2,791	15,365
Mitsubishi Gas Chemical Co., Inc.	344	7,281
Mitsui Chemicals, Inc.	401	11,211
Nitto Denko Corp.	346	28,529
Nutrien Ltd.	1,240	61,203
Sumitomo Chemical Co., Ltd.	3,248	11,475
Tosoh Corp.	567	8,880

		549,115

Construction Materials – 0.1%
CRH PLC(d)	1,711	67,299

Containers & Packaging – 0.1%
AMCOR PLC	3,419	38,737
International Paper Co.	814	40,277
Packaging Corp. of America	207	26,910

		105,924

Metals & Mining – 0.5%
Anglo American PLC	2,674	77,866
B2Gold Corp.	2,279	12,705
Boliden AB	596	20,613
Evolution Mining Ltd.	3,538	12,909
Fortescue Metals Group Ltd.	3,692	49,187
Nucor Corp.	658	35,335
Rio Tinto Ltd.	809	60,359
Rio Tinto PLC	2,446	159,673

		428,647

Company	Shares	U.S. $ Value

Paper & Forest Products – 0.1%
Mondi PLC	1,058	$23,150
Oji Holdings Corp.	1,879	8,531
UPM-Kymmene Oyj	1,163	38,161

		69,842

		1,220,827

Consumer Discretionary – 0.9%
Auto Components – 0.1%
Bridgestone Corp.	1,167	40,629
Magna International, Inc. - Class A (Canada)	618	37,897
NGK Spark Plug Co., Ltd.	333	6,023
Sumitomo Electric Industries Ltd.	1,644	18,740
Xinyi Glass Holdings Ltd.	3,960	8,890

		112,179

Automobiles – 0.4%
Isuzu Motors Ltd.	1,202	11,684
Toyota Motor Corp.	4,624	312,075

		323,759

Distributors – 0.1%
Genuine Parts Co.	314	30,888

Hotels, Restaurants & Leisure – 0.0%
Sodexo SA	193	15,933

Household Durables – 0.2%
Husqvarna AB - Class B	911	9,756
Panasonic Corp.	4,814	51,055
Sekisui Chemical Co., Ltd.	779	13,429
Sekisui House Ltd.	1,343	24,081
Whirlpool Corp.	136	26,467

		124,788

Leisure Products – 0.0%
Hasbro, Inc.	284	26,421

Multiline Retail – 0.1%
Canadian Tire Corp., Ltd. - Class A	125	15,974
Wesfarmers Ltd.	2,472	89,591

		105,565

Specialty Retail – 0.0%
ABC-Mart, Inc.	71	3,696
USS Co., Ltd.	478	9,968

		13,664

Textiles, Apparel & Luxury Goods – 0.0%
Pandora A/S	218	21,858

		775,055

Company	Shares	U.S. $ Value

Energy – 0.5%
Energy Equipment & Services – 0.0%
Baker Hughes Co. - Class A	1,431	$26,788

Oil, Gas & Consumable Fuels – 0.5%
Inter Pipeline Ltd.	935	9,316
Keyera Corp.	481	8,300
Koninklijke Vopak NV	153	8,036
Lundin Energy AB	405	9,676
Pembina Pipeline Corp.	1,198	30,552
TC Energy Corp.	2,049	90,136
TOTAL SE	5,495	233,237

		389,253

		416,041

Real Estate – 0.2%
Real Estate Management & Development – 0.2%
CK Asset Holdings Ltd.	5,637	30,803
Daiwa House Industry Co., Ltd.	1,234	37,711
Hang Lung Properties Ltd.	4,412	10,908
Henderson Land Development Co., Ltd.	3,166	13,311
Hongkong Land Holdings Ltd.	2,544	10,327
Sino Land Co., Ltd.	6,912	9,436
Sun Hung Kai Properties Ltd.	2,843	37,790
Swire Properties Ltd.	2,551	7,781
Swiss Prime Site AG	165	14,866
Wharf Real Estate Investment Co., Ltd.	3,641	16,924

		189,857

Total Common Stocks (cost $19,679,548)		22,432,689

PREFERRED STOCKS – 6.5%
Real Estate – 6.5%
Diversified REITs – 1.5%
Armada Hoffler Properties, Inc. Series A 6.75%	10,550	261,851
Colony Capital, Inc. Series H 7.125%	8,400	196,896
Colony Capital, Inc. Series I 7.15%	3,025	70,331
Gladstone Commercial Corp. Series E 6.625%	10,250	265,988
Global Net Lease, Inc. Series A 7.25%	5,900	156,586
Global Net Lease, Inc. Series B 6.875%	3,550	89,460
Investors Real Estate Trust Series C 6.625%	1,675	43,550
PS Business Parks, Inc. Series Z 4.875%	1,600	43,456

Company	Shares	U.S. $ Value
Spirit Realty Capital, Inc. Series A 6.00%	6,800	$180,200

		1,308,318

Hotel & Resort REITs – 1.0%
DiamondRock Hospitality Co. 8.25%	9,800	258,230
Pebblebrook Hotel Trust Series C 6.50%	2,600	60,190
Pebblebrook Hotel Trust Series F 6.30%	5,600	125,496
Summit Hotel Properties, Inc. Series E 6.25%	10,500	235,200
Sunstone Hotel Investors, Inc. Series E 6.95%	4,000	98,920
Sunstone Hotel Investors, Inc. Series F 6.45%	6,300	154,160

		932,196

Industrial REITs – 0.7%
Monmouth Real Estate Investment Corp. Series C 6.125%	9,500	237,500
Rexford Industrial Realty, Inc. Series A 5.875%	2,250	58,365
Rexford Industrial Realty, Inc. Series B 5.875%	6,850	178,093
Rexford Industrial Realty, Inc. Series C 5.625%	4,000	105,280

		579,238

Office REITs – 0.1%
City Office REIT, Inc. Series A 6.625%	1,625	41,372
SL Green Realty Corp. Series I 6.50%	1,150	29,670

		71,042

Real Estate Operating Companies – 0.3%
Brookfield Property Partners LP Series A2 6.375%	9,175	221,668

Residential REITs – 0.7%
American Homes 4 Rent Series D 6.50%	4,764	123,626

Company	Shares	U.S. $ Value
American Homes 4 Rent Series F 5.875%	5,350	$139,795
American Homes 4 Rent Series H 6.25%	1,725	47,179
Bluerock Residential Growth REIT, Inc. Series A 8.25%	386	9,870
UMH Properties, Inc. Series C 6.75%	11,200	282,800
UMH Properties, Inc. Series D 6.375%	2,000	49,480

		652,750

Retail REITs – 1.4%
Brookfield Property REIT, Inc. Series A 6.375%	7,425	165,429
Cedar Realty Trust, Inc. Series C 6.50%	7,872	153,504
Saul Centers, Inc. Series D 6.125%	10,000	243,900
SITE Centers Corp. Series A 6.375%	11,600	282,228
Taubman Centers, Inc. Series J 6.50%	7,050	177,943
Urstadt Biddle Properties, Inc. Series H 6.25%	7,000	172,410
Urstadt Biddle Properties, Inc. Series K 5.875%	2,500	60,275

		1,255,689

Specialized REITs – 0.8%
Digital Realty Trust, Inc. Series L 5.20%	12,150	332,303
National Storage Affiliates Trust Series A 6.00%	4,938	131,548
Public Storage Series L 4.625%	4,200	113,148
Public Storage Series M 4.125%	2,650	70,384
QTS Realty Trust, Inc. Series A 7.125%	3,900	107,640

		755,023

	Shares	U.S. $ Value

Total Preferred Stocks (cost $5,766,811)		$5,775,924

INVESTMENT COMPANIES – 2.3%
Funds and Investment Trusts – 2.3%(j)
Vanguard Global ex-U.S. Real Estate ETF	18,779	993,597
Vanguard Real Estate ETF	12,123	1,018,332

Total Investment Companies (cost $2,128,980)		2,011,929

WARRANTS – 0.0%
Consumer Discretionary – 0.0%
Textiles, Apparel & Luxury Goods – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023(d) (cost $0)	2,564	508

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-HQ2, Class M3 3.90% (LIBOR 1 Month + 3.75%), 09/25/2024(g) (cost $255,051)	$ 250	256,995

SHORT-TERM INVESTMENTS – 6.9%
Short-Term Municipal Notes – 0.3%
Texas – 0.3%
State of Texas 4.00%, 08/26/2021 (cost $287,755)	280	287,843

	Shares

Investment Companies – 6.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(h) (i) (j) (cost $5,886,382)	5,886,382	5,886,382

Total Investments – 96.9% (cost $81,364,112)(k)		86,107,348
Other assets less liabilities – 3.1%		2,789,775

Net Assets – 100.0%		$88,897,123

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	38	December 2020	$1,588,758	$146,456
FTSE 100 Index Futures	4	December 2020	335,554	14,119
Hang Seng Index Futures	1	November 2020	173,060	13,483
MSCI Emerging Markets Futures	15	December 2020	901,725	69,163
MSCI Singapore IX ETS Futures	45	December 2020	1,077,229	(35,896)
OMXS30 Index Futures	16	December 2020	356,819	480
S&P 500 E-Mini Futures	65	December 2020	11,775,400	697,730
S&P/TSX 60 Index Futures	5	December 2020	786,941	20,146
SPI 200 Futures	2	December 2020	239,631	22,935
TOPIX Index Futures	7	December 2020	1,177,059	67,784
U.S. T-Note 10 Yr (CBT) Futures	73	March 2021	10,086,547	22,715
Sold Contracts
10 Yr Canadian Bond Futures	5	March 2021	573,035	(1,185)
10 Yr Mini Japan Government Bond Futures	8	December 2020	1,164,751	681
Euro-Bund Futures	8	December 2020	1,672,376	(5,723)
FTSE 100 Index Futures	3	December 2020	251,665	1,685
Hang Seng Index Futures	1	December 2020	170,506	1,324
Long Gilt Futures	3	March 2021	536,686	(124)
MSCI Singapore IX ETS Futures	8	November 2020	195,385	2,312
S&P 500 E-Mini Futures	5	December 2020	905,800	(5,890)
SPI 200 Futures	5	December 2020	599,077	(11,014)
U.S. T-Note 10 Yr (CBT) Futures	4	March 2021	552,688	(1,099)

				$1,020,082

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	EUR	520	USD	615	12/18/2020	$(4,701)
Barclays Bank PLC	USD	154	KRW	170,973	01/14/2021	(77)
Barclays Bank PLC	USD	241	PHP	11,631	01/14/2021	558
Barclays Bank PLC	IDR	7,447,470	USD	515	01/15/2021	(8,920)
Barclays Bank PLC	IDR	2,246,369	USD	158	01/15/2021	402
Barclays Bank PLC	NOK	6,199	USD	683	01/15/2021	(14,144)
Barclays Bank PLC	USD	473	INR	34,925	01/15/2021	(3,612)
Barclays Bank PLC	USD	169	CNY	1,114	01/27/2021	(464)
Barclays Bank PLC	USD	227	CNY	1,509	01/27/2021	1,145
Barclays Bank PLC	USD	142	MYR	580	03/25/2021	(48)
Citibank, NA	CZK	23,257	USD	1,009	12/23/2020	(48,577)
Citibank, NA	KRW	169,425	USD	149	01/14/2021	(3,852)
Citibank, NA	TWD	16,579	USD	591	01/27/2021	6,346
Credit Suisse International	CHF	849	USD	933	12/16/2020	(1,280)
Credit Suisse International	USD	869	SEK	7,518	01/15/2021	8,814
Deutsche Bank AG	USD	628	NZD	913	12/22/2020	12,101
Deutsche Bank AG	COP	1,765,684	USD	484	01/14/2021	(5,750)
Deutsche Bank AG	PEN	3,115	USD	865	01/14/2021	1,464
Deutsche Bank AG	PEN	494	USD	137	01/14/2021	(110)
Deutsche Bank AG	USD	141	COP	508,386	01/14/2021	(344)
Deutsche Bank AG	USD	558	INR	41,364	01/15/2021	(1,622)
Goldman Sachs Bank USA	BRL	185	USD	35	12/02/2020	166

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	185	USD	32	12/02/2020	$(2,459)
Goldman Sachs Bank USA	USD	33	BRL	185	12/02/2020	1,795
Goldman Sachs Bank USA	USD	35	BRL	185	12/02/2020	(166)
Goldman Sachs Bank USA	USD	645	IDR	9,674,080	01/15/2021	35,138
HSBC Bank USA	USD	690	RUB	53,187	01/22/2021	3,256
HSBC Bank USA	USD	925	CNY	6,181	01/27/2021	9,978
Morgan Stanley & Co., Inc.	CLP	739,658	USD	978	01/14/2021	6,301
State Street Bank & Trust Co.	USD	279	TRY	2,139	12/01/2020	(5,113)
State Street Bank & Trust Co.	USD	205	CAD	268	12/10/2020	1,511
State Street Bank & Trust Co.	JPY	16,440	USD	158	12/11/2020	897
State Street Bank & Trust Co.	MXN	2,517	USD	117	12/11/2020	(7,386)
State Street Bank & Trust Co.	MXN	3,141	USD	156	12/11/2020	399
State Street Bank & Trust Co.	USD	588	MXN	12,458	12/11/2020	27,854
State Street Bank & Trust Co.	GBP	169	USD	225	12/16/2020	118
State Street Bank & Trust Co.	SEK	3,180	USD	372	12/16/2020	676
State Street Bank & Trust Co.	USD	231	CAD	303	12/16/2020	2,171
State Street Bank & Trust Co.	USD	134	CAD	174	12/16/2020	(60)
State Street Bank & Trust Co.	USD	93	CHF	85	12/16/2020	576
State Street Bank & Trust Co.	USD	142	JPY	14,772	12/16/2020	(6)
State Street Bank & Trust Co.	USD	437	SEK	3,752	12/16/2020	506
State Street Bank & Trust Co.	USD	615	EUR	520	12/18/2020	4,925
State Street Bank & Trust Co.	NZD	1,123	USD	772	12/22/2020	(15,034)
State Street Bank & Trust Co.	HUF	126,051	USD	417	12/23/2020	(2,032)
State Street Bank & Trust Co.	PLN	314	USD	84	12/23/2020	80
State Street Bank & Trust Co.	PLN	1,001	USD	258	12/23/2020	(8,877)
State Street Bank & Trust Co.	USD	282	CZK	6,613	12/23/2020	18,157
State Street Bank & Trust Co.	USD	36	HUF	11,405	12/23/2020	1,744
State Street Bank & Trust Co.	USD	100	PLN	396	12/23/2020	5,641
State Street Bank & Trust Co.	USD	668	THB	20,708	01/07/2021	16,155
State Street Bank & Trust Co.	USD	547	AUD	749	01/12/2021	3,270
State Street Bank & Trust Co.	USD	67	AUD	91	01/12/2021	(114)
State Street Bank & Trust Co.	USD	149	NOK	1,379	01/15/2021	5,605
State Street Bank & Trust Co.	USD	346	NOK	3,073	01/15/2021	(845)
State Street Bank & Trust Co.	GBP	372	USD	491	01/21/2021	(5,184)
State Street Bank & Trust Co.	USD	248	GBP	187	01/21/2021	1,074
State Street Bank & Trust Co.	USD	268	TRY	2,139	01/21/2021	587

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CHF	366	USD	401	01/29/2021	$(2,058)
UBS AG	USD	648	JPY	67,717	12/11/2020	982
UBS AG	AUD	1,582	USD	1,155	01/12/2021	(7,219)
UBS AG	COP	1,871,150	USD	500	01/14/2021	(19,858)

						$10,480

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (l)	Citibank, NA	130	EUR	3,675.00	December 2020	EUR	478	$1,143	$(1,143)
FTSE 100 Index (l)	Citibank, NA	20	GBP	6,525.00	December 2020	GBP	131	764	(764)
Nikkei 225 Index (l)	Goldman Sachs International	2,000	JPY	27,875.00	December 2020	JPY	55,750	536	(536)
S&P 500 Index (l)	UBS AG	900	USD	3,750.00	December 2020	USD	3,375	9,360	(9,360)

								$11,803	$(11,803)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (l)	Citibank, NA	130	EUR	3,325.00	December 2020	EUR	432	$2,580	$(2,580)
FTSE 100 Index (l)	Citibank, NA	20	GBP	6,100.00	December 2020	GBP	122	1,265	(1,265)
Nikkei 225 Index (l)	Goldman Sachs International	2,000	JPY	25,375.00	December 2020	JPY	50,750	1,897	(1,897)
S&P 500 Index (l)	UBS AG	900	USD	3,485.00	December 2020	USD	3,137	18,360	(18,360)

								$24,102	$(24,102)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	(5.00)%	Quarterly	3.04%	USD	690	$(68,422)	$(27,222)	$(41,200)
Sale Contracts
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00%	Quarterly	3.04%	USD	870	86,272	51,708	34,564
iTraxx Xover Series 33, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.54	EUR	720	97,801	61,666	36,135

						$115,651	$86,152	$29,499

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,170	01/15/2028	0.735%	CPI#	Maturity	$111,410	$—	$111,410
USD	1,080	01/15/2028	1.230%	CPI#	Maturity	58,440	—	58,440
USD	1,092	01/15/2025	1.673%	CPI#	Maturity	(1,729)	—	(1,729)
USD	310	01/15/2028	1.230%	CPI#	Maturity	16,774	—	16,774
USD	75	01/15/2030	1.572%	CPI#	Maturity	2,927	—	2,927
USD	630	01/15/2030	1.585%	CPI#	Maturity	23,691	—	23,691
USD	75	01/15/2030	1.587%	CPI#	Maturity	2,804	—	2,804

						$214,317	$—	$214,317

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI). CENTRALLY CLEARED INTEREST RATE SWAPS
			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,060	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$53,001	$—	$53,001
USD	820	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	33,679	—	33,679
USD	3,280	11/29/2024	3 Month LIBOR	1.535%	Quarterly/ Semi-Annual	157,055	—	157,055
USD	194	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	8,967	—	8,967
USD	436	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	21,270	—	21,270
CHF	680	11/13/2028	6 Month LIBOR	0.510%	Quarterly/ Semi-Annual	55,751	—	55,751
CHF	300	11/13/2028	0.510%	6 Month LIBOR	Quarterly/ Semi-Annual	(24,211)	(24,007)	(204)
USD	145	10/09/2029	3 Month LIBOR	1.476%	Quarterly/ Semi-Annual	9,118	—	9,118
USD	145	10/09/2029	3 Month LIBOR	1.479%	Quarterly/ Semi-Annual	9,156	—	9,156
USD	820	01/15/2030	3 Month LIBOR	0.647%	Quarterly/ Semi-Annual	(9,629)	—	(9,629)
CHF	130	02/07/2030	(0.332)%	6 Month LIBOR	Annual/ Semi-Annual	(134)	216	(350)
CHF	130	02/07/2030	6 Month LIBOR	(0.332)%	Semi-Annual/ Annual	314	—	314
NOK	1,230	05/05/2030	6 Month NIBOR	0.885%	Semi-Annual/ Annual	(1,888)	—	(1,888)
NOK	1,130	06/23/2030	6 Month NIBOR	0.916%	Semi-Annual/ Annual	(1,815)	—	(1,815)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NOK	960	07/02/2030	6 Month NIBOR	0.890%	Semi-Annual/ Annual	$(1,820)	$—	$(1,820)
NOK	540	07/10/2030	6 Month NIBOR	0.900%	Semi-Annual/ Annual	(969)	—	(969)
NOK	4,510	08/11/2030	6 Month NIBOR	0.825%	Semi-Annual/ Annual	(11,980)	—	(11,980)
NOK	3,240	11/11/2030	6 Month NIBOR	1.031%	Semi-Annual/ Annual	(2,668)	—	(2,668)
NZD	530	11/17/2030	3 Month BKBM	0.785%	Quarterly/ Semi-Annual	(3,968)	—	(3,968)
NOK	1,250	11/23/2030	6 Month NIBOR	1.079%	Semi-Annual/ Annual	(396)	—	(396)
NZD	720	11/23/2030	3 Month BKBM	0.841%	Quarterly/ Semi-Annual	(2,781)	—	(2,781)
NOK	1,920	11/27/2030	6 Month NIBOR	1.111%	Semi-Annual/ Annual	38	—	38
NZD	90	12/02/2030	3 Month BKBM	0.876%	Quarterly/ Semi-Annual	(154)	—	(154)

						$285,936	$(23,791)	$309,727

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00%	Monthly	23.34%	USD	8	$(2,312)	$(781)	$(1,531)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	70	(20,236)	(8,820)	(11,416)
Credit Suisse International
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	3	(868)	(296)	(572)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	4	(1,157)	(489)	(668)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	54	(15,606)	(5,329)	(10,277)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00%	Monthly	23.34%	USD	81	$(23,416)	$(7,788)	$(15,628)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	138	(39,893)	(16,750)	(23,143)
Goldman Sachs International
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	7	(2,023)	(878)	(1,145)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	26	(7,516)	(3,262)	(4,254)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	69	(19,947)	(6,439)	(13,508)
CDX- CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	149	(43,061)	(21,120)	(21,941)

						$(176,035)	$(71,952)	$(104,083)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	195	10/09/2029	1.120%	SIFMA*	Quarterly/ Quarterly	$(9,000)	$—	$(9,000)
Citibank, NA	USD	195	10/09/2029	1.125%	SIFMA*	Quarterly/ Quarterly	(9,095)	—	(9,095)

							$(18,095)	$—	$(18,095)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Marketing Index Future	0.00%	Monthly	CHF	229	12/18/2020	$(1,649)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $4,136,235 or 4.7% of net assets.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of November 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$215,815	$202,471	0.23%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	100,000	86,483	0.10%

(c)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2020 and the aggregate market value of this security amounted to $169,969 or 0.19% of net assets.

(d)	Non-income producing security.
(e)	Defaulted.
(f)	When-Issued or delayed delivery security.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2020.
(h)	Affiliated investments.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of November 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,969,346 and gross unrealized depreciation of investments was $(1,765,832), resulting in net unrealized appreciation of $6,203,514.

(l)	One contract relates to 1 share.

As of November 30, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

AGM – Assured Guaranty Municipal

ASX – Australian Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CPI – Consumer Price Index

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

NIBOR – Norwegian Interbank Offered Rate

REIT – Real Estate Investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

AB Tax-Managed All Market Income Portfolio

November 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Local Governments - US Municipal Bonds	$—	$49,455,078	$—	$49,455,078
Common Stocks:
Health Care	3,324,681	1,412,812	—	4,737,493
Consumer Staples	3,955,301	598,796	—	4,554,097
Industrials	1,913,175	827,060	—	2,740,235
Financials	1,682,768	1,022,546	—	2,705,314
Information Technology	1,803,224	131,173	—	1,934,397
Utilities	1,179,261	484,433	—	1,663,694
Communication Services	1,169,809	325,870	—	1,495,679
Materials	581,484	639,343	—	1,220,827
Consumer Discretionary	159,989	615,066	—	775,055
Energy	173,128	242,913	—	416,041
Real Estate	—	189,857	—	189,857
Preferred Stocks	5,775,924	—	—	5,775,924
Investment Companies	2,011,929	—	—	2,011,929
Warrants	508	—	—	508
Collateralized Mortgage Obligations	—	256,995	—	256,995
Short-Term Investments:
Short-Term Municipal Notes	—	287,843	—	287,843
Investment Companies	5,886,382	—	—	5,886,382

Total Investments in Securities	29,617,563	56,489,785	—	86,107,348

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Futures	$826,230	$254,783	$—	$1,081,013
Forward Currency Exchange Contracts	—	180,392	—	180,392
Centrally Cleared Credit Default Swaps	—	184,073	—	184,073
Centrally Cleared Inflation (CPI) Swaps	—	216,046	—	216,046
Centrally Cleared Interest Rate Swaps	—	348,349	—	348,349
Liabilities:
Futures	(14,021)	(46,910)	—	(60,931)
Forward Currency Exchange Contracts	—	(169,912)	—	(169,912)
Call Options Written	—	(11,803)	—	(11,803)
Put Options Written	—	(24,102)	—	(24,102)
Centrally Cleared Credit Default Swaps	—	(68,422)	—	(68,422)
Centrally Cleared Inflation (CPI) Swaps	—	(1,729)	—	(1,729)
Centrally Cleared Interest Rate Swaps	—	(62,413)	—	(62,413)
Credit Default Swaps	—	(176,035)	—	(176,035)
Interest Rate Swaps	—	(18,095)	—	(18,095)
Total Return Swaps	—	(1,649)	—	(1,649)

Total	$30,429,772	$57,092,358	$—	$87,522,130

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2020 is as follows:

Fund	Market Value 08/31/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$29,006	$23,120	$5,886	$1